Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI EAFE Small-Cap ETF(a)(b)	2,114,044	$107,689,401

Total Investment Companies
(Cost: $134,100,472)		107,689,401

Short-Term Securities

Money Market Funds — 40.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(a)(c)(d)	43,211,812	43,203,170
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(c)	50,000	50,000

Total Short-Term Securities — 40.1%
(Cost: $43,265,486)		43,253,170

Total Investments in Securities — 140.0%
(Cost: $177,365,958)		150,942,571

Liabilities in Excess of Other Assets — (40.0)%		(43,119,239)

Net Assets — 100.0%		$107,823,332

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$43,216,493	(a)	$—		$(1,007)	$(12,316)	$43,203,170	43,211,812	$7,518	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	—		(20,000	)(a)	—	—	50,000	50,000	374		—
iShares MSCI EAFE Small-Cap ETF	107,912,900	19,069,124		(4,989,122)		(17,986)	(14,285,515)	107,689,401	2,114,044	—		—
						$(18,993)	$(14,297,831)	$150,942,571		$7,892		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	17,511,000	USD	11,197,409	BNP Paribas SA	11/02/22	$3,502
AUD	259,000	USD	163,366	Citibank N.A.	11/02/22	2,304
AUD	8,000	USD	5,034	JPMorgan Chase Bank N.A.	11/02/22	83
AUD	367,000	USD	230,051	UBS AG	11/02/22	4,701
CHF	99,000	USD	98,618	Bank of America N.A.	11/02/22	249
CHF	2,000	USD	1,994	State Street Bank and Trust Co.	11/02/22	3
DKK	219,000	USD	29,034	Barclays Bank PLC	11/02/22	33

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
October 31, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	934,000	USD	123,120	Bank of America N.A.	11/02/22	$846
DKK	793,000	USD	104,603	Deutsche Bank Securities Inc.	11/02/22	649
DKK	6,000	USD	790	Morgan Stanley & Co. International PLC	11/02/22	7
EUR	235,000	USD	230,646	Deutsche Bank Securities Inc.	11/02/22	1,593
EUR	499,000	USD	489,831	Morgan Stanley & Co. International PLC	11/02/22	3,305
EUR	951,000	USD	933,258	Societe Generale	11/02/22	6,568
EUR	722,000	USD	708,615	UBS AG	11/02/22	4,901
GBP	1,197,000	USD	1,338,212	Bank of America N.A.	11/02/22	34,507
GBP	281,000	USD	315,384	JPMorgan Chase Bank N.A.	11/02/22	6,866
GBP	6,000	USD	6,740	Morgan Stanley & Co. International PLC	11/02/22	141
GBP	830,000	USD	927,098	State Street Bank and Trust Co.	11/02/22	24,745
HKD	15,813,000	USD	2,014,433	State Street Bank and Trust Co.	11/02/22	51
ILS	638,000	USD	179,815	Bank of America N.A.	11/02/22	740
ILS	4,000	USD	1,128	Deutsche Bank Securities Inc.	11/02/22	4
ILS	397,000	USD	111,464	JPMorgan Chase Bank N.A.	11/02/22	888
JPY	71,189,000	USD	477,553	BNP Paribas SA	11/02/22	1,205
JPY	101,720,000	USD	679,435	JPMorgan Chase Bank N.A.	11/02/22	4,650
NOK	1,387,000	USD	127,300	Bank of America N.A.	11/02/22	6,114
NOK	655,000	USD	61,659	Citibank N.A.	11/02/22	1,345
NOK	527,000	USD	49,647	JPMorgan Chase Bank N.A.	11/02/22	1,044
NOK	1,121,000	USD	103,006	Morgan Stanley & Co. International PLC	11/02/22	4,823
NOK	23,766,000	USD	2,285,885	State Street Bank and Trust Co.	11/02/22	154
NZD	116,000	USD	65,519	Bank of America N.A.	11/02/22	1,924
NZD	2,135,000	USD	1,240,328	JPMorgan Chase Bank N.A.	11/02/22	961
NZD	1,000	USD	568	Morgan Stanley & Co. International PLC	11/02/22	13
NZD	30,000	USD	17,043	State Street Bank & Trust Company	11/02/22	399
SEK	734,000	USD	65,968	Barclays Bank PLC	11/02/22	510
SEK	1,836,000	USD	165,657	BNP Paribas SA	11/02/22	629
SEK	59,261,000	USD	5,362,768	Bank of New York	11/02/22	4,493
SEK	921,000	USD	83,065	Citibank N.A.	11/02/22	350
SEK	2,940,000	USD	265,002	Societe Generale	11/02/22	1,273
SEK	1,296,000	USD	115,588	State Street Bank and Trust Co.	11/02/22	1,791
SGD	61,000	USD	42,805	Bank of America N.A.	11/02/22	286
SGD	115,000	USD	80,111	JPMorgan Chase Bank N.A.	11/02/22	1,127
SGD	82,000	USD	57,568	State Street Bank and Trust Co.	11/02/22	358
USD	11,760,181	AUD	18,285,000	BNP Paribas SA	11/02/22	64,181
USD	38,587	AUD	60,000	Bank of America N.A.	11/02/22	208
USD	33,135	AUD	51,000	JPMorgan Chase Bank N.A.	11/02/22	513
USD	33,828	AUD	52,000	State Street Bank and Trust Co.	11/02/22	566
USD	14,069	CHF	14,000	Barclays Bank PLC	11/02/22	88
USD	5,428,007	CHF	5,329,000	Bank of New York	11/02/22	106,191
USD	14,365	CHF	14,000	Bank of America N.A.	11/02/22	384
USD	14,267	CHF	14,000	JPMorgan Chase Bank N.A.	11/02/22	286
USD	5,591	DKK	42,000	JPMorgan Chase Bank N.A.	11/02/22	16
USD	59,417	EUR	60,000	Bank of America N.A.	11/02/22	122
USD	5,735	HKD	45,000	Bank of America N.A.	11/02/22	3
USD	2,269,183	HKD	17,802,000	State Street Bank and Trust Co.	11/02/22	1,311
USD	8,751	ILS	31,000	BNP Paribas SA	11/02/22	(22)
USD	8,522	ILS	30,000	UBS AG	11/02/22	32
USD	1,511,002	JPY	218,131,000	Citibank N.A.	11/02/22	44,033
USD	296,345	JPY	42,855,000	JPMorgan Chase Bank N.A.	11/02/22	8,138
USD	34,107,408	JPY	4,923,759,000	State Street Bank and Trust Co.	11/02/22	994,263
USD	16,718	SEK	183,000	Citibank N.A.	11/02/22	144

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
October 31, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	1,607,000	USD	204,842	BNP Paribas SA	12/02/22	$3
NZD	80,000	USD	46,500	Morgan Stanley & Co. International PLC	12/02/22	35
USD	138,305	CHF	138,000	Citibank N.A.	12/02/22	44
USD	341,848	CHF	341,000	Morgan Stanley & Co. International PLC	12/02/22	203
USD	4,645,484	CHF	4,634,000	State Street Bank and Trust Co.	12/02/22	2,727
USD	1,850,302	DKK	13,906,000	Bank of New York	12/02/22	355
USD	66,827	DKK	502,000	Bank of America N.A.	12/02/22	45
USD	149,558	DKK	1,124,000	Morgan Stanley & Co. International PLC	12/02/22	29
USD	21,050,965	EUR	21,254,000	BNP Paribas SA	12/02/22	1,987
USD	538,104	EUR	543,000	Morgan Stanley & Co. International PLC	12/02/22	342
USD	893,012	GBP	775,000	Bank of America N.A.	12/02/22	3,514
USD	15,754,002	GBP	13,673,000	State Street Bank and Trust Co.	12/02/22	60,960
USD	1,912	HKD	15,000	Bank of America N.A.	12/02/22	—
USD	92,944	ILS	327,000	BNP Paribas SA	12/02/22	246
USD	2,974,971	ILS	10,451,000	JPMorgan Chase Bank N.A.	12/02/22	12,315
USD	947,887	JPY	140,402,000	Bank of America N.A.	12/02/22	501
USD	33,079,218	JPY	4,900,481,000	Citibank N.A.	12/02/22	12,410
USD	57,619	NOK	598,000	Citibank N.A.	12/02/22	43
USD	166,651	SEK	1,836,000	Citibank N.A.	12/02/22	42
USD	2,302,013	SGD	3,257,000	JPMorgan Chase Bank N.A.	12/02/22	802
						1,447,195
AUD	144,000	USD	92,489	Citibank N.A.	11/02/22	(379)
AUD	211,000	USD	135,302	JPMorgan Chase Bank N.A.	11/02/22	(336)
CHF	242,000	USD	245,807	Citibank N.A.	11/02/22	(4,133)
CHF	323,000	USD	329,001	Morgan Stanley & Co. International PLC	11/02/22	(6,436)
CHF	4,705,000	USD	4,701,998	State Street Bank and Trust Co.	11/02/22	(3,341)
DKK	13,906,000	USD	1,846,121	Bank of New York	11/02/22	(429)
EUR	19,435,000	USD	19,208,582	BNP Paribas SA	11/02/22	(1,949)
GBP	13,374,000	USD	15,398,155	State Street Bank and Trust Co.	11/02/22	(60,858)
HKD	218,000	USD	27,778	Barclays Bank PLC	11/02/22	(6)
HKD	919,000	USD	117,127	Bank of America N.A.	11/02/22	(52)
HKD	756,000	USD	96,371	Morgan Stanley & Co. International PLC	11/02/22	(61)
HKD	188,000	USD	23,964	State Street Bank and Trust Co.	11/02/22	(14)
ILS	119,000	USD	33,763	Barclays Bank PLC	11/02/22	(86)
ILS	214,000	USD	60,570	Deutsche Bank Securities Inc.	11/02/22	(8)
ILS	10,451,000	USD	2,969,456	JPMorgan Chase Bank N.A.	11/02/22	(11,807)
ILS	153,000	USD	43,343	State Street Bank and Trust Co.	11/02/22	(44)
JPY	54,091,000	USD	374,722	Bank of America N.A.	11/02/22	(10,951)
JPY	4,957,745,000	USD	33,365,305	Citibank N.A.	11/02/22	(23,598)
SGD	3,166,000	USD	2,237,298	JPMorgan Chase Bank N.A.	11/02/22	(790)
USD	32,626	AUD	52,000	JPMorgan Chase Bank N.A.	11/02/22	(636)
USD	5,359	DKK	41,000	Barclays Bank PLC	11/02/22	(83)
USD	5,546	DKK	42,000	Bank of America N.A.	11/02/22	(28)
USD	2,076,983	DKK	15,733,000	State Street Bank and Trust Co.	11/02/22	(11,200)
USD	56,379	EUR	58,000	Bank of America N.A.	11/02/22	(939)
USD	56,952	EUR	58,000	JPMorgan Chase Bank N.A.	11/02/22	(367)
USD	21,267,779	EUR	21,666,000	State Street Bank and Trust Co.	11/02/22	(143,639)
USD	91,882	GBP	82,000	JPMorgan Chase Bank N.A.	11/02/22	(2,155)
USD	17,431,218	GBP	15,606,000	State Street Bank and Trust Co.	11/02/22	(465,735)
USD	5,991	HKD	47,000	BNP Paribas SA	11/02/22	4
USD	3,348,406	ILS	11,885,000	Citibank N.A.	11/02/22	(15,067)
USD	8,396	ILS	30,000	State Street Bank and Trust Co.	11/02/22	(94)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
October 31, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,261	NOK	216,000	Citibank N.A.	11/02/22	$(516)
USD	2,500,103	NOK	27,240,000	State Street Bank and Trust Co.	11/02/22	(120,097)
USD	6,783	NZD	12,000	Bank of America N.A.	11/02/22	(194)
USD	3,445	NZD	6,000	Citibank N.A.	11/02/22	(43)
USD	29,981	NZD	53,000	JPMorgan Chase Bank N.A.	11/02/22	(834)
USD	1,250,659	NZD	2,211,000	State Street Bank and Trust Co.	11/02/22	(34,817)
USD	15,958	SEK	178,000	BNP Paribas SA	11/02/22	(164)
USD	15,409	SEK	175,000	Citibank N.A.	11/02/22	(441)
USD	5,995,633	SEK	66,452,000	State Street Bank and Trust Co.	11/02/22	(22,916)
USD	12,600	SGD	18,000	Bank of America N.A.	11/02/22	(116)
USD	10,456	SGD	15,000	Morgan Stanley & Co. International PLC	11/02/22	(140)
USD	2,363,796	SGD	3,391,000	State Street Bank and Trust Co.	11/02/22	(31,654)
ILS	38,000	USD	10,817	State Street Bank and Trust Co.	12/02/22	(45)
JPY	69,483,000	USD	469,025	Citibank N.A.	12/02/22	(176)
SGD	162,000	USD	114,500	Citibank N.A.	12/02/22	(40)
USD	11,206,935	AUD	17,511,000	BNP Paribas SA	12/02/22	(3,554)
USD	425,585	AUD	665,000	Bank of America N.A.	12/02/22	(146)
USD	176,666	AUD	276,000	State Street Bank and Trust Co.	12/02/22	(29)
USD	2,015,647	HKD	15,813,000	State Street Bank and Trust Co.	12/02/22	(45)
USD	161,062	NOK	1,673,000	Morgan Stanley & Co. International PLC	12/02/22	(16)
USD	2,288,063	NOK	23,766,000	State Street Bank and Trust Co.	12/02/22	(154)
USD	42,427	NZD	73,000	Barclays Bank PLC	12/02/22	(36)
USD	1,240,990	NZD	2,135,000	JPMorgan Chase Bank N.A.	12/02/22	(914)
USD	5,373,144	SEK	59,261,000	Bank of New York	12/02/22	(4,548)
USD	481,176	SEK	5,307,000	Morgan Stanley & Co. International PLC	12/02/22	(412)
						(987,264)
						$459,931

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$107,689,401	$—	$—	$107,689,401
Money Market Funds	43,253,170	—	—	43,253,170
	$150,942,571	$—	$—	$150,942,571
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,447,221	$—	$1,447,221
Liabilities
Forward Foreign Currency Exchange Contracts	—	(987,290)	—	(987,290)
	$—	$459,931	$—	$459,931

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	USD	United States Dollar
ILS	Israeli Shekel